employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Defined benefit pension plan expense (recovery)
Total	$ 19	$ 24	$ 39	$ 49
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	18	23	36	45
Past service costs				1
Interest expense arising from defined benefit obligations accrued	83	79	167	158
Return, including interest income, on plan assets	(217)	(229)	(662)	(243)
Interest effect on asset ceiling limit	3	1	5	2
Total	(131)	(149)	(490)	(83)
Administrative fees	1	1	3	3
Changes in the effect of limiting net defined benefit assets to the asset ceiling	115	9	441	9
Total	3	(116)	(10)	(25)
Pension plans | Pension plan | Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	18	23	36	45
Past service cost				1
Administrative fees	1	1	3	3
Total	19	24	39	49
Pension plans | Pension plan | Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	83	79	167	158
Return, including interest income, on plan assets	(86)	(77)	(172)	(153)
Interest effect on asset ceiling limit	3	1	5	2
Total		3		7
Total		3		7
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	(131)	(152)	(490)	(90)
Total	(131)	(152)	(490)	(90)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	115	9	441	9
Defined benefit pension plan expense (recovery)	$ (16)	$ (143)	$ (49)	$ (81)